Share Capital - Additional Information (Details)																	12 Months Ended
	Sep. 01, 2021 CAD ($) shares $ / shares	Feb. 10, 2021 CAD ($) shares	Feb. 10, 2021 USD ($) $ / shares shares	Feb. 08, 2021 CAD ($) shares	Feb. 08, 2021 USD ($) $ / shares shares	Jan. 06, 2021 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($) shares	Dec. 18, 2020 CAD ($) shares	Aug. 13, 2020 CAD ($) shares $ / shares	May 01, 2020 CAD ($) shares	Apr. 29, 2020 CAD ($) shares $ / shares	Apr. 03, 2020 CAD ($) shares $ / shares	Mar. 26, 2020 CAD ($) shares	Oct. 03, 2019 CAD ($) shares $ / shares	Sep. 26, 2019	Oct. 25, 2018 CAD ($) $ / shares shares	Apr. 30, 2021 CAD ($) shares $ / shares	Apr. 30, 2021 $ / shares	Apr. 30, 2020 CAD ($) shares $ / shares
Common shares issued and outstanding basis
Settlement of debentures													$ 700,000			$ 1,400,000
Accrued interest													46,875
Shares issued pursuant to settlement of Debentures and accrued interest																			$ 859,000
Loss on settlement													$ 112,031
Shares issued pursuant to option exercise																	$ (684,000)		(17,000)
Shares issued pursuant to warrant exercise																	(15,016,000)		(477,000)
Shares issued pursuant to option exercise																	684,000		$ 17,000
Convertible debentures																	$ 204,000
Number of shares issued | shares													248,959			275,400
Share price per unit | $ / shares																$ 5.00
Stock options granted | shares																	583,000		194,000
Expected volatility																68.70%
Risk free interest rate															12.50%	1.58%
Share-based payments																	$ 2,748,479		$ 739,011
Officer
Common shares issued and outstanding basis
Stock options granted | shares											50,000			50,000
Exercisable price per option | $ / shares											$ 3.80			$ 2.375
Vesting period											The options are subject to vesting conditions as follows: one-third 6 months after grant date; one-third 12 months after grant date and one-third 18 months after grant date.			The options are subject to vesting conditions as follows: one-third 6 months after grant date; one-third 12 months after grant date and one-third 18 months after grant date
Estimated fair value of options											$ 129,340			$ 86,395
Share price on grant date | $ / shares											$ 3.80			$ 2.40
Dividend yield											0.00%			0.00%
Expected volatility											100.00%			100.00%
Risk free interest rate											0.38%			1.46%
Expected life (years)											3.93			5
Consultant
Common shares issued and outstanding basis
Stock options granted | shares									50,000					40,000
Exercisable price per option | $ / shares									$ 7.50					$ 5.00
Vesting period									The options are subject to vesting conditions as follows: one-quarter 3 months after grant date; one-quarter 6 months after grant date, one-quarter 9 months after grant date and one-quarter 12 months after grant date.
Estimated fair value of options									$ 204,749					$ 32,096
Share price on grant date | $ / shares									$ 6.85					$ 2.40
Dividend yield									0.00%					0.00%
Expected volatility									100.00%					100.00%
Risk free interest rate									0.33%					1.56%
Expected life (years)									3					2
Director
Common shares issued and outstanding basis
Stock options granted | shares						25,000								30,000
Exercisable price per option | $ / shares						$ 20.30								$ 2.50
Vesting period						The options are subject to vesting conditions as follows: one-quarter 3 months after grant date; one-quarter 6 months after grant date; one-quarter 9 months after grant date and one-quarter 12 months after grant date.								The options are subject to vesting conditions as follows: one-third 6 months after grant date; one-third 12 months after grant date and one-third 18 months after grant date.
Estimated fair value of options						$ 292,572								$ 53,326
Share price on grant date | $ / shares						$ 20.30								$ 2.40
Dividend yield						0.00%								0.00%
Expected volatility						71.00%								100.00%
Risk free interest rate						0.34%								1.46%
Expected life (years)						5								5
Employees
Common shares issued and outstanding basis
Stock options granted | shares	270,000					238,000						11,000		13,000
Exercisable price per option | $ / shares	$ 8.50					$ 20.30						$ 5.05		$ 5.05
Vesting period	The options are subject to vesting conditions as follows: one-third 6 months after grant date; one-third 12 months after grant date and one-third 18 months after grant date.					The options are subject to vesting conditions as follows: one-third 6 months after grant date; one-third 12 months after grant date and one-third 18 months after grant date.						The options are subject to vesting conditions as follows: one-third 6 months after grant date; one-third 12 months after grant date and one-third 18 months after grant date.
Estimated fair value of options	$ 1,613,117					$ 2,785,284						$ 20,582		$ 14,627
Share price on grant date | $ / shares	$ 8.15											$ 3.45		$ 2.40
Dividend yield	0.00%					0.00%						0.00%		0.00%
Expected volatility	100.00%					71.00%						100.00%		100.00%
Risk free interest rate	0.31%					0.34%						0.75%		1.54%
Expected life (years)	5					5						3		2.96
Plan
Common shares issued and outstanding basis
Maximum term of options granted description																	The terms of the plan provide that the Directors have the right to grant options to acquire common shares of the Company at not less than the closing market price of the shares on the day preceding the grant at terms of up to five years
Maximum term of options granted for share-based payment arrangement																	five years
Maximum percentage of issued and outstanding common shares																	10.00%
IPA Europe
Common shares issued and outstanding basis
Shares issued pursuant to deferred payment for acquisition																	$ 511,000
UPE
Common shares issued and outstanding basis
Shares issued pursuant to deferred payment for acquisition																	$ 1,047,000
Finder’s Warrants
Common shares issued and outstanding basis
Number of warrants, issued | shares		16,972	16,972	113,139	113,139
Warrant exercisable price | $ / shares			$ 16.81		$ 16.81													$ 16.81
Fair value of warrants		$ 180,029	$ 141,766	$ 1,300,000	$ 994,646
Finder’s Warrants | Black-Scholes Option Pricing Model
Common shares issued and outstanding basis
Dividend yield		0.00%	0.00%	0.00%	0.00%
Expected volatility		72.00%	72.00%	72.00%	72.00%
Risk free interest rate		0.39%	0.39%	0.39%	0.39%
Share price on grant date | $ / shares			$ 16.81		$ 16.81
Expected life		5 years	5 years	5 years	5 years
Finder’s Warrants | Public Offering
Common shares issued and outstanding basis
Number of shares issued | shares			242,443		1,616,293
Share Capital
Common shares issued and outstanding basis
Shares issued pursuant to settlement of debentures and accrued interest, shares | shares																			248,959
Shares issued pursuant to settlement of Debentures and accrued interest																			$ 859,000
Shares issued pursuant to option exercise, shares | shares																	189,100		11,000
Shares issued pursuant to option exercise																	$ (1,047,000)		$ (29,000)
Shares issued pursuant to warrant exercise, shares | shares																	2,568,417		136,194
Shares issued pursuant to warrant exercise																	$ (15,425,000)		$ (500,000)
Shares issued pursuant to option exercise																	$ 1,047,000		$ 29,000
Share Capital | IPA Europe
Common shares issued and outstanding basis
Shares issued pursuant to deferred payment for acquisition, Number of Shares | shares																	132,833
Shares issued pursuant to deferred payment for acquisition																	$ 511,000
Share Capital | UPE
Common shares issued and outstanding basis
Shares issued pursuant to deferred payment for acquisition, Number of Shares | shares																	203,178
Shares issued pursuant to deferred payment for acquisition																	$ 1,047,000
Share Capital | Common Shares
Common shares issued and outstanding basis
Shares issued pursuant to settlement of debentures and accrued interest, shares | shares													248,959
Shares issued pursuant to settlement of Debentures and accrued interest													$ 858,906
Shares issued pursuant to option exercise, shares | shares																	189,100		11,000
Total gross proceeds from exercise of stock options																	$ 683,755		$ 16,500
Weighted average share price | $ / shares																	$ 11.70		$ 3.45
Shares issued pursuant to warrant exercise, shares | shares																	2,568,417		136,194
Total gross proceeds from exercise of warrants																	$ 15,000,000		$ 476,679
Shares issued pursuant to conversion of convertible debentures, Number of Shares | shares																	232,934
Convertible debentures																	$ 990,000
Share Capital | Common Shares | Public Offering
Common shares issued and outstanding basis
Number of shares issued | shares			242,443		1,616,293
Share price per unit | $ / shares			$ 13.45		$ 13.45
Gross proceeds from common shares		$ 4,100,000	$ 3,300,000	$ 27,700,000	$ 21,700,000
Underwriting discounts and commissions		$ 3,800,000	$ 3,000,000	$ 24,700,000	$ 19,600,000
Share Capital | Common Shares | IPA Europe
Common shares issued and outstanding basis
Shares issued pursuant to deferred payment for acquisition, Number of Shares | shares										132,833
Shares issued pursuant to deferred payment for acquisition										$ 511,405
Share Capital | Common Shares | UPE
Common shares issued and outstanding basis
Shares issued pursuant to deferred payment for acquisition, Number of Shares | shares							203,178	203,178
Shares issued pursuant to deferred payment for acquisition							$ 1,000,000	$ 1,000,000
Contributed Surplus
Common shares issued and outstanding basis
Shares issued pursuant to option exercise																	363,175		12,490
Shares issued pursuant to warrant exercise																	409,106		22,942
Shares issued pursuant to option exercise																	$ (363,175)		$ (12,490)